Discontinued operations and held for sale assets	6 Months Ended
Jun. 30, 2018
Disposal of business and transfer of ownership of subsidiary
Discontinued oeprations and held for sale assets

3. Discontinued operations and held for sale assets

Discontinued operations

As a result of the transfer of the equity ownership in Barclays Bank UK PLC to Barclays PLC on 1 April 2018, the UK banking business largely comprising of Personal Banking, Barclaycard Consumer UK and Business Banking customers, and related assets and liabilities met the requirement for presentation as a discontinued operation in Barclays Bank PLC. As such, the results, which have been presented as profit after tax in respect of discontinued operations on the face of the Barclays Bank Group income statement, are analysed in the income statement below. The income statement, statement of other comprehensive income and statement of cash flows for the half year ended 30 June 2018 represent the UK banking business results as a discontinued operation up to 31 March 2018, compared to six months for the half year ended 30 June 2017. The statements for the half year ended 30 June 2017 also include the results and cash flows for BAGL for the five months ended 31 May 2017.

	Half year ended	Half year ended
	30.06.18[1]	30.06.17[2]
Disposal groups income statement	£m	£m
Net interest income	1,449	3,862
Net fee and commission income	296	1,107
Net trading income	(5)	133
Net investment income	6	89
Other income	2	68
Total income	1,748	5,259
Credit impairment charges and other provisions	(201)	(575)
Net operating income	1,547	4,684

Staff costs	(321)	(1,737)
Administration and general expenses	(1,135)	(3,093)
Operating expenses	(1,456)	(4,830)

Share of post-tax results of associates and joint ventures	-	4
Profit/(loss) before tax	91	(142)
Tax charge	(138)	(453)
Loss after tax[3]	(47)	(595)

Attributable to:
Equity holders of the parent	(47)	(735)
Non-controlling interests	-	140
Loss after tax[3]	(47)	(595)

  Included UK banking business results for the period from 1 January 2018 to 31 March 2018.
  Included UK banking business results for the period from 1 January 2017 to 30 June 2017 and BAGL results for the period from 1 January 2017 to 31 May 2017.
  Total loss after tax in respect of discontinued operations in H117 was £2,030m, which comprised of £595m loss after tax, £60m loss on the sale of BAGL and £1,375m loss on recycling of other comprehensive loss on reserves relating to the disposal of BAGL. Of the £595m loss after tax, £760m loss related to BAGL results and £165m profit related to UK banking business.

	Half year ended	Half year ended
Statement of other comprehensive income from discontinued operations	30.06.18[1]	30.06.17[2]
	£m	£m
Available for sale reserve	-	(3)
Fair value through other comprehensive income reserve	(3)	-
Currency translation reserves	-	(38)
Cash flow hedging reserves	-	19
Other comprehensive loss, net of tax from discontinued operations	(3)	(22)

  Included UK banking business other comprehensive income for the period from 1 January 2018 to 31 March 2018.
  Included UK banking business other comprehensive income for the period from 1 January 2017 to 30 June 2017 and BAGL other comprehensive income for the period from 1 January 2017 to 31 May 2017.

	Half year ended	Half year ended
Cash flows from discontinued operations	30.06.18[1]	30.06.17[2]
	£m	£m
Net cash flows from operating activities	(402)	2,098
Net cash flows from investing activities	54	(414)
Net cash flows from financing activities	(120)	(373)
Effect of exchange rates on cash and cash equivalents	-	(29)
Net (decrease)/increase in cash and cash equivalents	(468)	1,282

  Included UK banking business cash flows for the period from 1 January 2018 to 31 March 2018.
  Included UK banking business cash flows for the period from 1 January 2017 to 30 June 2017 and BAGL cash flows for the period from 1 January 2017 to 31 May 2017.

Assets included in disposal groups classified as held for sale and associated liabilities

The disposal group classified as held for sale as at 30 June 2018 primarily consisted of the Smart Investor portfolio. The Smart Investor portfolio is due to be transferred from Barclays Bank PLC to Barclays Bank UK PLC in H218. The disposal group classified as held for sale as at 31 December 2017 primarily consisted of a portfolio of Barclaycard US receivables which was sold in H118.

Total assets classified as held for sale as at 30 June 2018 were £1,761m (December 2017: £1,193m) including loans and advances at amortised cost of £1,658m (December 2017: £1,164m). Total liabilities classified as held for sale as at 30 June 2018 were £1,762m (December 2017: £nil) including deposits at amortised cost of £1,660m (December 2017: £nil).